Current assets and liabilities	12 Months Ended
Dec. 31, 2023
Current assets and liabilities
Current assets and liabilities

(7) Current assets and liabilities

-Accounting Principles-

Trade accounts receivable

Trade accounts receivable are initially recognized at their invoiced amounts less any deductions such as trade discounts. For trade accounts receivable, the Group applies the simplified approach with expected lifetime credit losses recognized from initial recognition of the receivables in the income statement. The provision for doubtful debts is established using an expected credit loss model (ECL) using the simplified approach in accordance with IFRS 9. The carrying amount of trade accounts receivable is reduced through the use of an allowance account. Impaired trade accounts receivables are derecognized when they are assessed as uncollectible.

Inventories

In accordance with IAS 2, inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, manufacturing, as well as other costs incurred in bringing the inventories to their present location and condition.

The cost of inventories is predominantly determined by using the weighted average cost method. Depending on the nature of inventory, the Group also applies the first-in, first-out method in rare cases. The net realizable value represents the estimated sales price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Write-downs of inventories which are considered obsolete or slow moving are computed taking into account their expected future utilization and their net realizable value. The Group also considers other reasons that the cost of inventories may not be recoverable such as damage, obsolescence, expiration date or declines in selling price.

-Trade accounts receivables-

The Group has assessed the default risk of all trade accounts receivables. The resulting valuation allowance as of December 31, 2023 amounts to € 6,453k (December 31, 2022: € 3,223k) and includes a risk provision for specific default risks of trade receivables in the amount of € 6,121k (December 31, 2022: € 2,312k) as well as for expected credit risks according to IFRS 9 in the amount of € 331k (December 31, 2022: € 911k).

The maturities of trade receivables as at December 31, taking into account risk provisions, are as follows:

	Dec 31	Dec 31
	2023	2022
	k€	k€
Not past due	57,742	139,226
Risk provision not past due	(367)	—
Past due 1-30 days	25,837	24,704
Risk provision 1-30 days	(170)	(67)
Past due 31-120 days	12,688	6,559
Risk provision 31-120 days	(280)	(469)
More than 120 days	8,582	6,109
Risk provision more than 120 days	(5,636)	(4,264)
Total trade accounts receivables	98,396	171,798

1In the published annual report 2022 the trade accounts receivables were split into the two separate line items: Trade account receivables (€ 168,653k) and accounts receivables from associated companies and other long-term investments (€ 3,146k).

The allowance for expected credit risks in accordance with IFRS 9 was recognized on the basis of estimates. The expected default rates range between 0.010% and 4.020% (December 31, 2022: 0.078% and 16.758%) and are taken into account in the allowance.

-Inventories-

Inventories consist of the following:

	Dec 31	Dec 31
	2023	2022
	k€	k€
Raw materials	25,901	27,917
Work-in-progress	4,989	1,908
Total inventories	30,890	29,825

Raw materials mainly consist of consumables, cell culture media and disposables.

The increase in work-in-progress is mainly due to new projects in Aptuit Oxford Ltd. for the manufacturing of excipients and active pharmaceutical ingredients. For these projects revenue is recognized at a point in time.

Allowances on inventories exist at the balance sheet date in the amount of € 2,573k (December 31, 2022: € 1,679k).

In 2023, € (54,987)k (2022: € (61,182)k) of inventories were recognized as an expense.

-Prepaid expenses and other current assets-

Prepaid expenses as of December 31, 2023 mainly relate to prepayments for subscriptions to IT licenses. The other current assets mainly comprise VAT-related receivables of € 17,844k (December 31, 2022: € 19,035k).

In k€	December 31, 2023	December 31, 2022
Prepaid expenses	18,395	16,948
Other current assets	32,950	40,178
Total prepaid expenses and other current assets	51,345	57,126

-Trade payables-

As of December 31, 2023 the Group’s trade payables amount to € 134,319k (December 31, 2022: € 97,277k) and consist of payables in relation with the normal cause of business.

-Other current liabilities-

As of December 31, 2023 other current liabilities included wage taxes in the amount of € 2,793k (December 31, 2022: € 1,851k) and social security liabilities with an amount of € 4,429k (December 31, 2022: € 4,472k).